Investments in Associates and Joint Ventures - Financial Disclosures of Joint Ventures (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed balance sheet
Cash and cash equivalents		$ 89	$ 62	$ 60
Current liabilities (other than current financial liabilities)		82	4
Current financial liabilities		101	27
Other liabilities		178	178
Condensed statements of earnings
Sales		4,321	4,001
Depreciation and amortization		215	192
Financing expense		92	88
Provision for (recovery of) income taxes		(81)	45
Net earnings		522	137
Other comprehensive income (loss)
Comprehensive income including non-controlling interests for the year		511	135
Cascades Sonoco US Inc.
Condensed balance sheet
Cash and cash equivalents			5
Current assets (other than cash and cash equivalents and current financial assets)		30	26
Other assets		31	16
Current liabilities (other than current financial liabilities)		10	9
Current financial liabilities		2	1
Other liabilities		4	4
Long-term financial liabilities		14	1
Condensed statements of earnings
Sales		119	119
Depreciation and amortization		2	2
Financing expense		1	1
Provision for (recovery of) income taxes		1	4
Net earnings		8	9
Other comprehensive income (loss)
Translation adjustment		(2)	(1)
Comprehensive income including non-controlling interests for the year		6	8
Condensed cash flow
Dividend received from associates		$ 4	4
Proportion of ownership interest in joint venture		50.00%
Cascades Sonoco Inc.
Condensed balance sheet
Cash and cash equivalents			3
Current assets (other than cash and cash equivalents and current financial assets)		$ 28	23
Other assets		17	18
Current liabilities (other than current financial liabilities)		6	9
Current financial liabilities		1	0
Other liabilities		3	3
Long-term financial liabilities		3	1
Condensed statements of earnings
Sales		96	88
Depreciation and amortization		2	2
Financing expense		0	0
Provision for (recovery of) income taxes		1	2
Net earnings		4	6
Other comprehensive income (loss)
Translation adjustment		0	0
Comprehensive income including non-controlling interests for the year		4	6
Condensed cash flow
Dividend received from associates		$ 1	4
Proportion of ownership interest in joint venture		50.00%
Maritime Paper Products Limited Partnership
Condensed balance sheet
Cash and cash equivalents			3
Current assets (other than cash and cash equivalents and current financial assets)		$ 25	20
Other assets		28	28
Current liabilities (other than current financial liabilities)		4	6
Current financial liabilities		1	1
Other liabilities		0	0
Long-term financial liabilities		4	5
Condensed statements of earnings
Sales		102	96
Depreciation and amortization		2	2
Financing expense		0	1
Provision for (recovery of) income taxes		0	0
Net earnings		7	8
Other comprehensive income (loss)
Translation adjustment		0	0
Comprehensive income including non-controlling interests for the year		7	8
Condensed cash flow
Dividend received from associates		$ 1	$ 0
Proportion of ownership interest in joint venture		40.00%
Tencorr Holdings Corporation
Condensed balance sheet
Current assets (other than cash and cash equivalents and current financial assets)		$ 20
Other assets		12
Current liabilities (other than current financial liabilities)		14
Current financial liabilities		5
Other liabilities		0
Long-term financial liabilities		1
Condensed statements of earnings
Sales		111
Depreciation and amortization		2
Financing expense		0
Provision for (recovery of) income taxes		0
Net earnings		1
Other comprehensive income (loss)
Translation adjustment		0
Comprehensive income including non-controlling interests for the year		1
Condensed cash flow
Dividend received from associates		$ 0
Proportion of ownership interest in joint venture	33.30%	33.30%